Business Combinations - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Verigy	Mar. 31, 2012 Verigy JPY (¥)	Jul. 04, 2011 Verigy USD ($)
Business Acquisition [Line Items]
Business Acquisition date			Jul. 04, 2011
Cash paid per share to acquire outstanding ordinary shares					$ 15.00
Acquisition-related costs	¥ 1,285	¥ 656
Net sales				27,449
Loss before income taxes				¥ 5,181